SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 11:-	SUBSEQUENT EVENTS

The Company evaluates events or transactions that occur after the balance sheet date but prior to the issuance of financial statements to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. For its interim consolidated financial statements as of June 30, 2017 (unaudited) and for the three months period then ended (unaudited), the Company evaluated subsequent events through August 14, 2017 the date that the consolidated financial statements were issued.

NOTE 16:-	SUBSEQUENT EVENTS

The Company evaluates events or transactions that occur after the balance sheet date but prior to the issuance of financial statements to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure.

On January 27, 2017, the Company entered into amendments to its two-year warrants (the “Warrant Amendment”) to purchase an aggregate of 420,000 shares of common stock at an exercise price of $3.00 per share and warrants to purchase an aggregate of 420,000 shares of common stock at an exercise price of $6.00 per share, issued in January and February 2015, to extend the expiration date of the warrants for two additional years. Pursuant to the Warrant Amendment, warrants to purchase 266,667 shares of common stock at $3.00 per share and warrants to purchase 266,667 shares of common stock at $6.00 per share were to expire on January 29, 2019, and the warrants to purchase 140,000 shares of common stock at $3.00 per share and warrants to purchase 140,000 shares of common stock at $6.00 per share were to expire on February 10, 2019, and the warrants to purchase 13,333 shares of common stock at $3.00 per share and warrants to purchase 13,333 shares of common stock at $6.00 per share were to expire on February 23, 2019. The exercise price and all other terms of the original warrants remain the same.

In March 2017, the Company completed a bridge financing, pursuant to which the Company received from four investors $350,000 of loans and issued to the investors convertible promissory notes (the “Notes”) in an aggregate principal amount of $350,000 and seven-year warrants (the “Warrants”) to purchase an aggregate of 140,000 shares of common stock (the “Warrant Shares”) at an exercise price of $5.90 per share (the “Exercise Price”).

The principal amount and all accrued but unpaid interest on the Notes will become due and payable on the date (the “Maturity Date”) that is the earlier of the (i) 5-year anniversary of the date of issuance, or (ii) the date the Company completes an equity financing pursuant to which the Company issues and sells shares of capital stock resulting in aggregate proceeds of at least $2,000 (a “Qualified Financing”). The Notes bear interest at a rate of 6% per annum, payable on the Maturity Date. To the extent not previously converted, on the Maturity Date, each investor will receive, at the option of the investor, either (a) cash equal to the original principal amount of the Notes and interest then accrued and unpaid thereon, or (b) shares of common stock or Series C Convertible Preferred Stock of the Company, at a price per share equal to the lesser of: (x) 80% of the amount equal to the quotient obtained by dividing (i) the estimated value of the Company as of the Maturity Date, as determined in good faith by the Company’s board of directors, by (ii) the aggregate number of outstanding shares of the Company’s common stock, as of the Maturity Date on a fully diluted basis, and (y) $5.90 per share, as such amount may be adjusted for any stock split, stock dividend, reclassification or similar events affecting the capital stock of the Company. Upon consummation of a Qualified Financing, the investors may elect to have the outstanding principal and accrued but unpaid interest thereon converted into shares of the same class and series of equity securities sold in such Qualified Financing, provided that the investor may elect to receive shares of Series C Convertible Preferred Stock instead of shares of common stock, to the extent that common stock are issued in such Qualified Financing, at a price per share equal to the lesser of: (a) 80% of the price per share at which such securities are sold in such Qualified Financing and (b) $5.90 per share, as such amount may be adjusted for any stock split, stock dividend, reclassification or similar events affecting the Company’s capital stock. If there is a change of control and the Notes have not been previously converted otherwise, the investors may, at their option, (a) receive an amount in cash equal to the sum of the original principal amount of the Notes and interest then accrued and unpaid thereon, or (b) convert the Notes and all accrued and unpaid interest thereon into shares of Common stock or Series C Convertible Preferred Stock of the Company immediately prior to the closing of such change of control transaction at a price per share equal to the lesser of: (x) 80% of the amount equal to the quotient obtained by dividing (i) the estimated value of the Company implied by the exchange ratio set forth in the agreement governing such change of control transaction, as determined in good faith by the Company’s board of directors, by (ii) the aggregate number of outstanding shares of the Company’s common stock, immediately prior to such change of control on a fully diluted basis, and (y) $5.90 per share, as such amount may be adjusted for any stock split, stock dividend, reclassification or similar events affecting the Company’s capital stock.

The Warrants are immediately exercisable. The Warrants may be exercised on a cashless basis if there is no effective registration statement registering the resale of the Warrant Shares after the six month anniversary of the issuance date of the Warrants. The Exercise Price is adjustable for certain events, such as distribution of stock dividends, stock splits or fundamental transactions including mergers or sales of assets. A holder of the Warrants will not have the right to exercise any portion of the Warrant if the holder (together with its affiliates) would beneficially own in excess of 9.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the exercise, as such percentage ownership is determined in accordance with the terms of the Warrants. However, any holder may increase or decrease such percentage to any other percentage not in excess of 9.99%, provided that any increase in such percentage shall not be effective until 61 days after such notice to the Company.